OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 6:	OTHER INTANGIBLE ASSETS, NET

Other intangible assets consisted of the following:

	December 31, 2019			December 31, 2018
	Carrying Amount	Accumulated Amortization	Net Book Value	Carrying Amount	Accumulated Amortization	Net Book Value
Customers relationships & Other	8,734	6,910	1,824	8,734	6,117	2,617
IP & Technology	7,019	3,389	3,630	7,019	2,754	4,265
Capitalized software development costs	6,675	4,064	2,611	5,939	2,751	3,188
	22,428	14,363	8,065	21,692	11,622	10,070

Amortization expenses amounted to $2,161 and $3,041  for the years ended December 31, 9 and 2018, respectively.